Loans and financing	12 Months Ended
Dec. 31, 2020
Loans and financing
Loans and financing

16.        Loans and financing

a)          Breakdown

			December 31,	December 31,
Type	Interest rate	Maturity	2020	2019
Standby Letter of Credit	CDI + 3.6% p.a.	2021	151,757	—

b)          Variation

Loans and
financing
As of December 31, 2019	—
Proceeds from loans and financing (i)	150,000
Accrued interest	6,205
Payment of interest	(4,448)
As of December 31, 2020	151,757
(i)

Seeking to guarantee the same rates and conditions that would be available in a scenario without the Coronavirus pandemic, on April 16, 2020, the Company entered into a loan agreement of R$ 150,000, with no financial covenants or guarantees anticipating a loan to settle the accounts payable from acquisition of subsidiaries due in December 2020. The loan accrues interest at the Brazilian interbank deposit (Certificado de Depósito Interbancário), or CDI rate +3.6% per annum and its interests are repayable in five quarterly installments starting on July 16, 2020 and the principal in one installment on October 18, 2021.